Fair Value Measurements - Underlying, Derivative - Carrying Value and Estimated Fair Value of Financial Instruments Recognized at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Interest rate swaps | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, liabilities	$ (6,137)	$ (8,381)
Interest rate swaps, assets		5,601
Interest rate swaps | Estimated Fair Value | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, liabilities	(6,137)	(8,381)
Interest rate swaps, assets		5,601
Foreign Exchange Contract | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, liabilities	(1,584)	(563)
Foreign Exchange Contract | Estimated Fair Value | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, liabilities	$ (1,584)	$ (563)